Cover	Nov. 11, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 11, 2026
Entity Registrant Name	Solana Company
Entity Central Index Key	0001610853
Entity Incorporation, State or Country Code	DE
Entity File Number	001-38445
Entity Tax Identification Number	36-4787690
Entity Address, Address Line One	1650 Market Street, Suite 3600PMB 17139084
Entity Address, City or Town	Philadelphia
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	19103
City Area Code	267
Local Phone Number	207-2717
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class A common stock, par value $.001
Trading Symbol	HSDT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false